Equity - Share capital, reserves and other equity interest (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash dividends on ordinary shares declared during the year:
Interim dividend, paid during the year	$ 81	$ 50	$ 0
Special dividend, payable at year end	0	75	0
Total cash dividends on ordinary shares declared during the year	81	125	0
Cash dividend on ordinary shares declared after December 31:
Special dividend	127	0	0
Final dividend	$ 25	$ 20	$ 0
Interim dividend per share (in dollars per share)	$ 0.1600	$ 0.1000	$ 0
Special dividend per share (in dollars per share)	0.2500	0.1500	0
Final dividend per share (in dollars per share)	$ 0.0500	$ 0.0400	$ 0